UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 12, 2011
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  237,296
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Big Lots                COM          089302103   4613178           106221SH      SOLE          106221        0         0
Brandywine Realty T     COM           105368203  2192885           180633SH      SOLE          180633        0         0
Brink's Company         COM           109696104  3193095            96439SH      SOLE           96439        0         0
CareFusion Corporat     COM          14170T101   4986127           176813SH      SOLE          176813        0         0
Carter's                COM           146229109  6640671           231948SH      SOLE          231948        0         0
Chart Industries        COM          16115Q308   8946972           162554SH      SOLE          162554        0         0
Covanta Holdings        COM          22282E102   7526678           440672SH      SOLE          440672        0         0
Edwards Lifescience     COM          28176E108   4505817            51791SH      SOLE           51791        0         0
Euronet Worldwide       COM           298736109  4101807           212199SH      SOLE          212199        0         0
General Cable           COM           369300108  6725919           155333SH      SOLE          155333        0         0
Global Payments         COM          37940X102   7948032           162470SH      SOLE          162470        0         0
HCC Insurance Holdi     COM           404132102  9016435           287973SH      SOLE          287973        0         0
Hexcel                  COM           428291108  9672043           491216SH      SOLE          491216        0         0
Host Hotels & Resor     COM          44107P104   9545765           542065SH      SOLE          542065        0         0
IDEX Corporation        COM          45167R104   7182215           164541SH      SOLE          164541        0         0
Jacobs Engineering      COM           469814107  5966909           116020SH      SOLE          116020        0         0
Key Energy Services     COM           492914106 10899088           700906SH      SOLE          700906        0         0
Kinder Morgan Energ     COM           494550106  3383838            45672SH      SOLE           45672        0         0
Kinder Morgan Manag     COM          49455U100   4163806            63482SH      SOLE           63482        0         0
Kroger                  COM           501044101  8253015           344306SH      SOLE          344306        0         0
Neustar                 COM          64126X201   8743372           341805SH      SOLE          341805        0         0
PartnerRe               COM          G6852T105   8976466           113282SH      SOLE          113282        0         0
Pioneer Natural Res     COM           723787107 11275817           110634SH      SOLE          110634        0         0
Reliance Steel & Al     COM           759509102  8083306           139898SH      SOLE          139898        0         0
Roper Industries        COM           776696106  4909804            56787SH      SOLE           56787        0         0
Ross Stores             COM           778296103  9246311           130010SH      SOLE          130010        0         0
SEI Investments         COM           784117103  7779411           325771SH      SOLE          325771        0         0
Southern Union Co.      COM           844030106  9811079           342805SH      SOLE          342805        0         0
Valeant Pharma Int'     COM          91911K102  12226711           245467SH      SOLE          245467        0         0
Wabtec                  COM           929740108  9141924           134777SH      SOLE          134777        0         0
Waddell & Reed Fina     COM           930059100 10082691           248281SH      SOLE          248281        0         0
Weatherford Interna     COM          H27013103   7555338           334307SH      SOLE          334307        0         0
Western Union           COM           959802109  6539559           314856SH      SOLE          314856        0         0

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